UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2004
                                                ----------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
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Address:   535 Madison Avenue 26th Floor
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           New York, NY  10022
           --------------------------------------------------

           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
           --------------------------------------------------
Title:     Managing Member of General Partner
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ David O Connor          New York, New York         2/14/05
       ------------------------   ------------------------------  ----------






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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:          20
                                               -------------

Form 13F Information Table Value Total:           $526,818
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

















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

             Column 1             Column    Column 3   Column 4Column 5              Column Column 7Column 8
              Name of             Title of              Value  Shrs of   SH/    PUT/ Invest Other
               Issuer             Class      CUSIP     (x1000) PRN AMT   PRN   CALL  DiscreManagersSole Shared None

ALEXANDERS INC.                    COM       014752109       3085   14349               Sole         Sole
AMERICAN STRATEGIC INC III         COM       03009T101       8957  727600               Sole         Sole
APARTMENT INVESTMENT MANAGEMENT    COM       03748R101      16457  427000               Sole         Sole
ATLANTIC REALTY TRUST              COM       048798102       8648  504088               Sole         Sole
AVALONBAY COMMUNITIES INC          COM       053484101      37402  496700               Sole         Sole
CRESCENT REAL ESTATE EQUITIES      COM       225756105      11219  614400               Sole         Sole
FAIRMONT HOTELS & RESORTS INC      COM       305204109      76352 2204161               Sole         Sole
FELCOR LODGING                     COM       31430F101      24045 1641300               Sole         Sole
GABLES RESIDENTIAL TRUST           SH BEN    362418105       6750  188600               Sole         Sole
INTERSTATE HOTELS & RESRTS INC     COM       46088S106      10724 2000676               Sole         Sole
MERISTAR HOSPITALITY               COM       58984Y103       7098  850100               Sole         Sole
POST PROPERTIES INC                COM       737464107      91371 2618093               Sole         Sole
PROLOGIS TR                        SH BEN    743410102      19130  441500               Sole         Sole
RECKSON ASSOCIATES REALTY          COM       75621K106      33437 1019100               Sole         Sole
SHURGARD STORAGE CENTERS INC       COM       82567D104      86409 1963400               Sole         Sole
SIZELER PROPERTY INVESTORS INC     COM       830137105       2496  211881               Sole         Sole
STRATUS PPTYS INC                  COM       863167201       6657  419458               Sole         Sole
SUMMIT PROPERTIES INC              COM       866239106      13138  403500               Sole         Sole
SUN COMMUNITIES                    COM       866674104      43470 1080000               Sole         Sole
THOMAS PROPERTY GROUP              COM       884453101      19974 1567800               Sole         Sole
